PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 113,590	$ 101,347
Less: Accumulated depreciation	(61,514)	(50,308)
Less: Provision for impairment	(39,907)	(31,143)
Property and equipment, net	12,169	19,896
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	106,475	94,091
Electronics and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	443	424
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	1,059	1,127
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 5,613	5,433
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost		$ 272